Statement of Operations and Comprehensive Loss (unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative expenses	$ 152,661	$ 964,732	$ 2,307,503
Research and development expenses	17,860	3,235,317	392,859
Depreciation expense		190	1,266
Total operating expenses	170,521	4,200,239	2,701,628
Loss from operations	(170,521)	(4,200,239)	(2,701,628)
Other expense:
Interest expense	2,081	3,534	40,192
Interest expense, amortization of debt discount	2,508	13,567	66,913
Change in fair value of derivative liabilities	1,538	216,095	3,905,596
Loss on extinguishment of debt		740,139
Total other expenses	6,127	973,335	4,012,701
Net loss and comprehensive loss	$ (176,648)	$ (5,173,574)	$ (6,714,329)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.02)	$ (0.48)	$ (0.85)
Weighted average number of common shares used in computing net loss per common share, basic and diluted (in Shares)	7,500,000	10,772,493	7,890,507